VT George Putnam Balanced Fund
The fund's portfolio
9/30/23 (Unaudited)

COMMON STOCKS (61.3%)(a)
	Shares	Value
Basic materials (1.9%)
Agnico-Eagle Mines, Ltd. (Canada)	8,514	$386,883
Avery Dennison Corp.	1,668	304,694
Corteva, Inc.	8,677	443,915
CRH PLC (Ireland)	8,538	467,285
DuPont de Nemours, Inc.	6,656	496,471
Eastman Chemical Co.	3,992	306,266
Glencore PLC (United Kingdom)	56,053	320,556
Linde PLC	342	127,344
PPG Industries, Inc.	2,964	384,727
Sherwin-Williams Co. (The)	2,423	617,986

		3,856,127
Capital goods (2.7%)
Berry Global Group, Inc.	3,878	240,087
Deere & Co.	362	136,612
Emerson Electric Co.	691	66,730
Honeywell International, Inc.	4,578	845,740
Howmet Aerospace, Inc.	6,778	313,483
Ingersoll Rand, Inc.	9,006	573,862
Johnson Controls International PLC	21,159	1,125,870
Northrop Grumman Corp.	1,687	742,601
Otis Worldwide Corp.	12,526	1,005,963
RTX Corp.	6,230	448,373

		5,499,321
Communication services (1.1%)
Charter Communications, Inc. Class A(NON)	2,657	1,168,602
T-Mobile US, Inc.(NON)	8,379	1,173,479

		2,342,081
Computers (3.1%)
Apple, Inc.	34,748	5,949,205
CDW Corp./DE	1,654	333,711

		6,282,916
Conglomerates (0.1%)
General Electric Co.	2,262	250,064

		250,064
Consumer cyclicals (9.9%)
4Front Ventures Corp.(NON)	511,821	127,955
Amazon.com, Inc.(NON)	35,601	4,525,599
Aramark	7,014	243,386
BJ's Wholesale Club Holdings, Inc.(NON)(S)	2,130	152,018
Booking Holdings, Inc.(NON)	339	1,045,459
CarMax, Inc.(NON)	4,528	320,265
General Motors Co.	5,109	168,444
Hertz Global Holdings, Inc.(NON)(S)	27,162	332,735
Hilton Worldwide Holdings, Inc.	3,996	600,119
Home Depot, Inc. (The)	6,290	1,900,586
Levi Strauss & Co. Class A(S)	7,986	108,450
Lululemon Athletica, Inc. (Canada)(NON)	575	221,726
Mastercard, Inc. Class A	6,229	2,466,123
Netflix, Inc.(NON)	1,465	553,184
Nike, Inc. Class B	4,490	429,334
O'Reilly Automotive, Inc.(NON)	313	284,473
PulteGroup, Inc.	16,098	1,192,057
S&P Global, Inc.	1,933	706,338
Target Corp.	3,904	431,665
Tesla, Inc.(NON)	8,131	2,034,539
TJX Cos., Inc. (The)	3,153	280,239
United Rentals, Inc.	1,696	753,991
Walmart, Inc.	7,511	1,201,234
Walt Disney Co. (The)(NON)	3,900	316,095
Warby Parker, Inc. Class A(NON)	3,670	48,297

		20,444,311
Consumer staples (3.7%)
Chipotle Mexican Grill, Inc.(NON)	333	609,999
Coca-Cola Co. (The)	21,949	1,228,705
Constellation Brands, Inc. Class A	557	139,991
Costco Wholesale Corp.	1,442	814,672
General Mills, Inc.	5,581	357,128
Kenvue, Inc.	18,588	373,247
PepsiCo, Inc.	10,955	1,856,215
Procter & Gamble Co. (The)	14,515	2,117,158
Sea, Ltd. ADR (Singapore)(NON)	3,079	135,322

		7,632,437
Electronics (4.8%)
Advanced Micro Devices, Inc.(NON)	16,640	1,710,925
Broadcom, Inc.	2,850	2,367,153
NVIDIA Corp.	9,138	3,974,939
Qualcomm, Inc.	12,065	1,339,939
Vontier Corp.	19,246	595,086

		9,988,042
Energy (3.2%)
BP PLC (United Kingdom)	90,046	581,413
Cenovus Energy, Inc. (Canada)	48,352	1,006,733
ConocoPhillips	7,919	948,696
Diamond Offshore Drilling, Inc.(NON)	20,464	300,412
Exxon Mobil Corp.	25,795	3,032,976
Shell PLC (United Kingdom)	22,757	722,535

		6,592,765
Financials (6.4%)
AIA Group, Ltd. (Hong Kong)	59,800	483,726
Apollo Global Management, Inc.	13,612	1,221,813
Assured Guaranty, Ltd.	24,827	1,502,530
AXA SA (France)	20,622	610,830
Bank of America Corp.	32,214	882,019
Capital One Financial Corp.	3,072	298,138
Charles Schwab Corp. (The)	18,374	1,008,733
Citigroup, Inc.	35,570	1,462,994
Gaming and Leisure Properties, Inc.(R)	18,523	843,723
Goldman Sachs Group, Inc. (The)	4,489	1,452,506
KKR & Co., Inc.	16,091	991,206
Prudential PLC (United Kingdom)	67,296	724,651
Quilter PLC (United Kingdom)	221,393	231,576
Visa, Inc. Class A	5,046	1,160,630
Vornado Realty Trust(R)(S)	14,835	336,458

		13,211,533
Health care (9.1%)
Abbott Laboratories	3,274	317,087
AbbVie, Inc.	11,437	1,704,799
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	5,699	533,654
Becton, Dickinson and Co.	1,636	422,955
Bio-Rad Laboratories, Inc. Class A(NON)	852	305,399
Biogen, Inc.(NON)	1,354	347,992
Boston Scientific Corp.(NON)	14,018	740,150
Cigna Corp.	4,790	1,370,275
Danaher Corp.	2,832	702,619
Dexcom, Inc.(NON)	4,804	448,213
Elevance Health, Inc.	414	180,264
Eli Lilly and Co.	2,945	1,581,848
Humana, Inc.	2,129	1,035,801
ICON PLC (Ireland)(NON)	333	82,001
IDEXX Laboratories, Inc.(NON)	234	102,321
Innoviva, Inc.(NON)	42,130	547,269
Intuitive Surgical, Inc.(NON)	2,140	625,501
Johnson & Johnson	5,758	896,809
McKesson Corp.	2,481	1,078,863
Medtronic PLC	1,694	132,742
Merck & Co., Inc.	10,226	1,052,767
Regeneron Pharmaceuticals, Inc.(NON)	467	384,322
Stryker Corp.	1,448	395,695
TerrAscend Corp. (Canada)(NON)	33,922	69,540
Thermo Fisher Scientific, Inc.	1,902	962,735
UnitedHealth Group, Inc.	4,893	2,467,002
Zoetis, Inc.	1,393	242,354

		18,730,977
Semiconductor (0.2%)
Applied Materials, Inc.	3,324	460,208

		460,208
Software (6.8%)
Intuit, Inc.	2,599	1,327,933
Microsoft Corp.	30,190	9,532,493
Oracle Corp.	30,806	3,262,972

		14,123,398
Technology services (5.2%)
Alphabet, Inc. Class A(NON)	41,156	5,385,674
Meta Platforms, Inc. Class A(NON)	9,254	2,778,143
Salesforce, Inc.(NON)	12,303	2,494,802

		10,658,619
Transportation (1.4%)
Canadian Pacific Kansas City, Ltd. (Canada)	6,096	453,603
FedEx Corp.	4,587	1,215,188
Southwest Airlines Co.	12,787	346,144
Union Pacific Corp.	3,946	803,524

		2,818,459
Utilities and power (1.7%)
Ameren Corp.	4,661	348,783
Exelon Corp.	19,103	721,902
NextEra Energy, Inc.	9,733	557,604
NRG Energy, Inc.	41,174	1,586,022
PG&E Corp.(NON)	22,755	367,038

		3,581,349

Total common stocks (cost $90,031,646)		$126,472,607

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$416,741	$388,638
3.50%, with due dates from 11/20/47 to 4/20/51	1,163,866	1,017,917
3.00%, with due dates from 7/20/46 to 11/20/46	2,244,281	1,927,781
2.00%, 1/20/51	821,919	633,021

		3,967,357
U.S. Government Agency Mortgage Obligations (5.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, 8/1/52	942,195	866,347
2.50%, with due dates from 7/1/50 to 2/1/51	190,810	153,498
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	57,414	57,503
5.00%, with due dates from 8/1/33 to 10/1/52	936,278	887,669
4.50%, 2/1/49	535,528	501,329
4.00%, with due dates from 4/1/49 to 5/1/49	652,973	589,902
3.50%, with due dates from 11/1/49 to 12/1/49	681,452	594,207
3.00%, with due dates from 6/1/46 to 8/1/51	1,857,880	1,563,283
2.50%, with due dates from 7/1/50 to 7/1/51	4,984,270	3,969,630
2.50%, 2/1/36	181,114	160,667
2.00%, 10/1/50	2,163,920	1,659,499

		11,003,534

Total U.S. government and agency mortgage obligations (cost $17,877,352)		$14,970,891

U.S. TREASURY OBLIGATIONS (13.6%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/49	$2,380,000	$1,739,724
3.00%, 2/15/47	2,010,000	1,472,920
2.75%, 8/15/42(SEG)	4,350,000	3,180,368
1.875%, 2/15/51	1,350,000	756,633
1.25%, 5/15/50	360,000	169,847
U.S. Treasury Notes
4.125%, 11/15/32	700,000	675,117
2.75%, 8/15/32	2,470,000	2,138,866
2.25%, 11/15/27	2,340,000	2,127,992
1.625%, 5/15/31	2,410,000	1,956,619
1.625%, 9/30/26	2,680,000	2,446,442
1.625%, 5/15/26	2,330,000	2,144,874
1.625%, 2/15/26	3,090,000	2,861,962
1.50%, 2/15/30	760,000	629,969
1.375%, 11/15/31	1,660,000	1,301,155
1.125%, 2/28/25	4,010,000	3,785,064
0.25%, 7/31/25	750,000	686,719

Total U.S. treasury obligations (cost $32,695,254)		$28,074,271

CORPORATE BONDS AND NOTES (14.7%)(a)
	Principal amount	Value
Basic materials (1.0%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$125,000	$114,265
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	65,000	63,611
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	28,000	27,446
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	142,000	140,022
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	40,000	39,339
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	82,722
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	174,000	141,103
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,439
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	125,000	113,066
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	178,873
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	4,612
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	40,000	39,655
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	203,933
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	189,905
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	73,467
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	15,705
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	36,109
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	144,063
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	81,002
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	233,000	134,234
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	117,000	72,232
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	154,108
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	10,948
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	24,000	26,077

		2,098,936
Capital goods (0.8%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	8,000	7,657
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	135,000	116,035
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	152,000	137,398
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	180,000	165,273
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	40,000	25,488
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	140,000	140,953
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	242,000	229,169
L3Harris Technologies, Inc. sr. unsec. unsub. bonds 5.40%, 7/31/33	95,000	91,321
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	192,587
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	94,600
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	17,922
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	50,000	47,348
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	40,000	35,726
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	156,975
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	110,000	107,558

		1,566,010
Communication services (1.3%)
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	230,000	210,321
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	108,006
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	59,623
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	175,000	154,953
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	172,000	126,332
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	147,000	110,636
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	9,479
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	44,857
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	96,919
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	2,909
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	201,000	135,901
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	94,240
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	68,000	61,589
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	66,715
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	122,864
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	60,588
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	23,310
Crown Castle, Inc. sr. unsec. sub. bonds 2.25%, 1/15/31(R)	130,000	100,889
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	166,129
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	11,265
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	198,000	204,434
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,316
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	213,982
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	5,000	4,608
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	80,000	74,019
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	85,000	91,380
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	78,272
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	42,000	33,442
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	187,927
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	140,000	106,814

		2,767,719
Consumer cyclicals (1.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	110,850
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	109,149
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	91,156
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	174,000	98,454
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	87,000	69,745
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	13,000	12,552
Autonation, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 11/15/27	52,000	46,612
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	72,005
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	155,000	147,141
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,539
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	112,988
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	77,000	64,619
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	18,000	15,399
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	185,729
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	189,000	182,071
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	215,000	207,290
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	74,000	72,204
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	39,893
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	60,000	51,710
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	16,096
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	48,000	42,549
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	148,678
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	42,745
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	173,943
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	275,119

		2,391,236
Consumer staples (0.6%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	185,888
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	162,345
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	81,184
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	130,000	126,964
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34	140,000	136,219
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	135,000	113,290
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	210,000	200,697
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	38,000	34,516
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	32,000	31,576
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	41,000	35,357
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 2.55%, 9/15/26	100,000	91,760
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	80,000	83,332

		1,283,128
Energy (0.6%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	200,000	181,095
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	70,000	55,636
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	75,000	73,271
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	70,000	69,025
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	115,000	115,066
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	98,171
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	115,000	107,813
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	249,392
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	10,000	9,824
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	130,000	128,357
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	27,000	26,107
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	35,000	34,235
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	28,000	27,840
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	135,000	120,913

		1,296,745
Financials (4.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	214,626
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	160,386
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	25,016
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	27,224
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	90,000	90,867
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	180,000	177,225
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	162,003
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	40,000	40,000
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	191,821
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	148,063
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	524,642
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	31,336
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	70,000	62,417
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	440,000	357,876
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	147,921
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	39,307
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	18,665
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	70,278
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	142,015
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	196,819
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	129,972
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	60,073
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	137,000	116,908
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,173
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	262,306
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	37,000	35,358
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	211,268
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	247,856
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	27,439
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	95,000	85,337
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	130,618
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	167,489
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	137,405
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	39,397
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	72,000	39,641
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	100,000	98,787
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	155,940
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	37,480
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	115,000	112,310
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	47,000	42,007
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	40,000	35,344
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	65,000	50,446
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	26,000	20,958
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	89,728
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	450,000	368,550
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	185,000	184,293
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	82,979
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	46,079
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	63,000	59,241
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	162,106
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	25,694
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	136,581
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.626%, 5/15/47	87,000	74,943
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	22,694
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	134,981
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	301,763
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	22,098
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	175,454
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	106,514
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	413,771
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	429,066
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	26,000	24,286
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	24,000	22,907
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	196,574
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	29,762
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	365,000	314,874
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	50,597
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	23,237
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	35,838
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	34,055
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	205,000	146,180
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	42,065
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	71,736
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	354,838
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	232,515
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	225,000	158,511
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	95,000	88,851
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	35,000	31,759
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	69,868
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	64,711
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	48,046

		9,959,764
Health care (1.2%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	67,151
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	90,000	83,023
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	48,000	44,614
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	98,000	95,700
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	30,457
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	92,609
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	97,637	100,052
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	10,238	9,190
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	68,740
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	55,000	50,524
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	100,000	99,836
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	65,592
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	58,000	56,921
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	35,000	29,011
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	10,000	9,894
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	30,000	27,119
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	130,000	130,463
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	90,000	83,624
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	126,000	119,105
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	74,000	71,345
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	27,802
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	16,120
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	135,462
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	210,000	207,564
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	190,000	173,815
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28	230,000	230,391
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	64,533
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	50,000	51,372
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	111,000	104,293
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	82,615
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	31,218

		2,460,155
Technology (1.3%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	160,000	85,457
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	77,290
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	138,000	108,225
Apple, Inc. sr. unsec. notes 4.30%, 5/10/33	98,000	92,510
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	129,652
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	152,000	134,631
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	345,000	297,365
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	72,000	51,695
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	7,000	8,182
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	41,000	27,182
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	20,000	15,643
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	34,000	32,111
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	100,000	98,151
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	100,000	99,083
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	175,000	165,630
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	70,000	67,084
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	108,000	85,489
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	60,000	56,586
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	371,000	243,342
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	61,312
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	41,000	34,364
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	50,000	34,277
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	160,556
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	163,042
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	68,000	40,646
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	185,000	115,522
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	137,585
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	153,531

		2,776,143
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	79,270
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	243,656

		322,926
Utilities and power (1.7%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	135,000	103,824
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	100,131
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	55,000	53,223
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	62,097
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	50,000	39,526
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	57,194
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	14,857
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	31,456
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	149,000	149,348
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	61,000	60,903
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	119,236
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	82,213
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	40,069
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	204,820
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	30,054
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	19,122
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	195,240
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	50,886
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	60,000	59,305
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	140,000	130,217
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	120,000	112,481
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	116,000	101,735
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	34,184
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	13,477
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	55,000	59,643
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	110,000	110,166
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	78,338
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	96,634
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	55,824
Oncor Electric Delivery Co., LLC 144A sr. bonds 4.95%, 9/15/52	115,000	100,178
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	25,652
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	68,000	63,505
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	70,000	52,176
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	130,000	114,860
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	70,200
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	75,000	68,722
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	75,000	71,750
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	70,000	68,554
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	24,928
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	50,711
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	67,000	65,343
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	85,000	83,371
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (CME Term SOFR 3 Month + 2.37%), 7.739%, 5/15/67	300,000	268,504

		3,394,657

Total corporate bonds and notes (cost $34,303,345)		$30,317,419

MORTGAGE-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Benchmark Mortgage Trust Ser. 19-B12, Class A5, 3.116%, 8/15/52	$37,000	$31,721
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	124,000	111,975
Ser. 18-B2, Class A4, 4.009%, 3/10/51	251,000	227,721
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47(WAC)	20,000	16,918
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	175,246
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47(WAC)	127,000	96,731
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.281%, 4/20/48(WAC)	15,289	14,677
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	340,000	318,161
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	408,000	379,698
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	51,935	47,839
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	2
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default)(NON)(WAC)	20,645	5,896

Total mortgage-backed securities (cost $1,814,323)		$1,426,586

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$34,658
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	62,076
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	36,912

Total municipal bonds and notes (cost $125,139)		$133,646

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
UBS AG
BP PLC (Call)	Jun-24/$45.00	$266,471	$6,882	$8,002
Hertz Global Holdings, Inc. (Call)	Jun-24/25.00	162,974	13,304	1,131

Total purchased options outstanding (cost $17,388)				$9,133

SHORT-TERM INVESTMENTS (3.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.62%(AFF)	1,235,440	$1,235,440
Putnam Short Term Investment Fund Class P 5.57%(AFF)	5,188,589	5,188,589

Total short-term investments (cost $6,424,029)		$6,424,029
TOTAL INVESTMENTS

Total investments (cost $183,288,476)		$207,828,582

	FORWARD CURRENCY CONTRACTS at 9/30/23 (aggregate face value $7,376,538) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/20/23	$473,534	$483,500	$9,966
		Canadian Dollar	Sell	10/18/23	16,348	16,747	399
	Barclays Bank PLC
		British Pound	Sell	12/20/23	856,854	874,461	17,607
		Canadian Dollar	Sell	10/18/23	406,712	416,563	9,851
		Euro	Sell	12/20/23	298,070	303,211	5,141
	Citibank, N.A.
		Canadian Dollar	Sell	10/18/23	463,414	474,769	11,355
		Euro	Sell	12/20/23	436,653	444,111	7,458
	Goldman Sachs International
		British Pound	Sell	12/20/23	554,227	565,543	11,316
		Euro	Sell	12/20/23	208,193	211,763	3,570
	HSBC Bank USA, National Association
		Danish Krone	Sell	12/20/23	342,573	348,465	5,892
		Hong Kong Dollar	Sell	11/15/23	316,522	317,782	1,260
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/20/23	198,252	202,325	4,073
		Canadian Dollar	Sell	10/18/23	641,548	662,876	21,328
		Singapore Dollar	Sell	11/15/23	287,746	294,093	6,347
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/20/23	289,687	295,924	6,237
		Canadian Dollar	Sell	10/18/23	41,312	42,322	1,010
	State Street Bank and Trust Co.
		Hong Kong Dollar	Sell	11/15/23	323,974	325,287	1,313
	UBS AG
		Canadian Dollar	Sell	10/18/23	356,637	365,387	8,750
		Euro	Sell	12/20/23	235,464	238,949	3,485
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/18/23	480,940	492,460	11,520

	Unrealized appreciation						147,878

	Unrealized (depreciation)						—

	Total						$147,878
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	10	$2,144,025	$2,162,750	Dec-23	$(83,311)

Unrealized appreciation					—

Unrealized (depreciation)					(83,311)

Total					$(83,311)

WRITTEN OPTIONS OUTSTANDING at 9/30/23 (premiums $6,836) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
UBS AG
BP PLC (Call)	Jun-24/$50.00	$266,471	$6,882	$2,956
Hertz Global Holdings, Inc. (Call)	Jun-24/30.00	162,974	13,304	423

Total				$3,379

WHEN-ISSUED SECURITIES SOLD at 9/30/23 (Unaudited)
Common stocks (0.0%)(a)	Shares	Value
Consumer cyclicals (—%)
Vestis Corp.(NON)	3,507	$67,685

Total when-issued securities sold (cost $67,408)		$67,685

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $206,431,907.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,117,626	$21,974,619	$22,856,805	$90,949	$1,235,440
	Putnam Short Term Investment Fund**	5,127,083	23,021,252	22,959,746	158,047	5,188,589

	Total Short-term investments	$7,244,709	$44,995,871	$45,816,551	$248,996	$6,424,029
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $1,235,440 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,206,669.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $123,416.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments (including when-issued securities sold short, if any)for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,535,571	$320,556	$—
Capital goods	5,499,321	—	—
Communication services	2,342,081	—	—
Conglomerates	250,064	—	—
Consumer cyclicals	20,444,311	—	—
Consumer staples	7,632,437	—	—
Energy	5,288,817	1,303,948	—
Financials	11,160,750	2,050,783	—
Health care	18,730,977	—	—
Technology	41,513,183	—	—
Transportation	2,818,459	—	—
Utilities and power	3,581,349	—	—

Total common stocks	122,797,320	3,675,287	—
Corporate bonds and notes	—	30,317,419	—
Mortgage-backed securities	—	1,426,586	—
Municipal bonds and notes	—	133,646	—
Purchased options outstanding	—	9,133	—
U.S. government and agency mortgage obligations	—	14,970,891	—
U.S. treasury obligations	—	28,074,271	—
Short-term investments	—	6,424,029	—

Totals by level	$122,797,320	$85,031,262	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$147,878	$—
Futures contracts	(83,311)	—	—
Written options outstanding	—	(3,379)	—
When-issued securities sold	(67,685)	—	—

Totals by level	$(150,996)	$144,499	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$11,000
Written equity option contracts (contract amount)	$11,000
Futures contracts (number of contracts)	8
Forward currency contracts (contract amount)	$9,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com